Drilling rigs (Details) (Drilling units, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Drilling units
Property, Plant and Equipment [Line Items]
Cost	$ 3,322.2	$ 3,172.6
Accumulated depreciation	(944.4)	(756.4)
Net book value	2,377.8	2,416.2
Depreciation and amortization expense	$ 188.0	$ 162.8	$ 140.7